Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Accounts and Other Receivables	Accounts and other receivables as of December 31, 2022 and 2021 are as follows:

	December 31, 2022		December 31, 2021
	(In millions of Korean won)
Accounts receivable
Non-related party	₩	74,702	₩	48,050
Related party	2,874		5,254
Less : Loss allowance	(319)		(689)
Accounts receivables, net	₩	77,257	₩	52,615

	December 31, 2022		December 31, 2021
	(In millions of Korean won)
Other receivables
Non-related party	₩	145	₩	1,085
Related party	—		—
Less: Loss allowance	(5)		(5)
Other receivables, net	₩	140	₩	1,080

Summary of Changes in Loss Allowance of Accounts and Other Receivables	Changes in the loss allowance of accounts and other receivables during the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
	(In millions of Korean won)
Accounts receivable
Beginning balance	₩ 689	₩ 579	₩ 165
Bad debt expenses	701	933	712
Reversal of allowance for doubtful accounts	—	(132)	(50)
Write-off	(1,071)	(691)	(248)
Ending balance	₩ 319	₩ 689	₩ 579

	2022	2021	2020
	(In millions of Korean won)
Other receivables
Beginning balance	₩ 5	₩ 5	₩ 4
Bad debt expenses	—	—	1
Reversal of allowance for doubtful accounts	—	—	—
Write-off	—	—	—
Ending balance	₩ 5	₩ 5	₩ 5

Summary of ECLs and Credit Risk Exposures for Accounts and Other Receivables	Expected credit losses (ECLs) and credit risk exposures for accounts and other receivables as of December 31, 2022 and 2021 are as follows:
① Accounts receivables

As of December 31, 2022	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	0.1%	₩ 77,073	₩ 85
More than 90 days ~ Less than 180 days	18.2%	318	58
More than 180 days ~ Less than 270 days	46.6%	4	2
More than 270 days ~ Less than 1 year	82.3%	40	33
More than 1 year	100.0%	141	141
Total		₩ 77,576	₩ 319

As of December 31, 2021	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	0.1%	₩ 52,173	₩ 64
More than 90 days ~ Less than 180 days	0.1%	438	—
More than 180 days ~ Less than 270 days	73.2%	243	178
More than 270 days ~ Less than 1 year	98.8%	237	234
More than 1 year	100.0%	213	213
Total		₩ 53,304	₩ 689
② Other receivables

As of December 31, 2022	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	—%	₩ 140	₩ —
More than 90 days ~ Less than 180 days	—%	—	—
More than 180 days ~ Less than 270 days	—%	—	—
More than 270 days ~ Less than 1 year	—%	—	—
More than 1 year	100%	5	5
Total		₩ 145	₩ 5

As of December 31, 2021	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	—%	₩ 1,080	₩ —
More than 90 days ~ Less than 180 days	—%	—	—
More than 180 days ~ Less than 270 days	—%	—	—
More than 270 days ~ Less than 1 year	—%	—	—
More than 1 year	100%	5	5
Total		₩ 1,085	₩ 5